Other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other current assets
Input value-added tax recoverable	434,209	330,482
Income tax recoverable		47,819
Value-added tax refund from export sales	150,911	31,670
Prepaid input VAT & customs duty for import machinery and materials	21,700	14,226
Prepaid expenses	12,184	12,311
Foreign exchange forward contract instruments	5,540	237
Accounts receivable recovery from insurance companies		15,059
Deposit receivable	49,303	51,798
Current portion of land use rights	10,063	10,063
Others	29,853	22,469
Other current assets	713,763	536,134